Fair value of financial instruments (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Restricted cash	$ 27,761,000		$ 21,412,000	$ 15,744,000
Derivative instruments asset				26,749,000
Liabilities:
Derivative instruments liability				31,552,000
Foreign exchange loss	(986,000)	658,000	(13,838,000)	1,014,000	(20,506,000)
Credit valuation adjustments
Liabilities:
Net increase in fair value	27,100,000		5,800,000	600,000
Pre-tax gain in other comprehensive income	600,000		900,000	200,000
Gain in change in fair value of derivatives	26,600,000		5,100,000	500,000
Credit valuation adjustments | Foreign currency forward contracts
Liabilities:
Foreign exchange loss	(100,000)		(200,000)	(100,000)
Recurring | Level 1
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Total	134,370,000		82,063,000	61,241,000
Recurring | Level 2
Assets:
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	27,199,000		32,414,000	26,749,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	159,903,000		53,762,000	31,552,000
Recurring | Total
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	161,569,000		114,477,000	87,990,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	$ 159,903,000		$ 53,762,000	$ 31,552,000